Reorganization Proceedings of Certain Subsidiaries	12 Months Ended
May 31, 2013
Reorganization Proceedings of Certain Subsidiaries

NOTE O—REORGANIZATION PROCEEDINGS OF CERTAIN SUBSIDIARIES

General — Prior to May 31, 2010, Bondex and SPHC were defendants in various asbestos-related bodily injury lawsuits filed in various state courts. These cases generally sought unspecified damages for asbestos-related diseases based on alleged exposures to asbestos-containing products.

On May 31, 2010, Bondex and its parent, SPHC, filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware. SPHC is also the parent company for various operating companies that are not part of the reorganization filing, including Chemical Specialties Manufacturing Corp.; Day-Glo Color Corp.; Dryvit Holdings, Inc.; Guardian Protection Products Inc.; Kop-Coat Inc.; TCI, Inc. and RPM Wood Finishes Group, Inc. SPHC and Bondex (the “filing entities”) took this action in an effort to permanently and comprehensively resolve all pending and future asbestos-related liability claims associated with Bondex and SPHC-related products. As a result of the filing, all Bondex and SPHC asbestos personal injury lawsuits have been stayed due to the imposition of an automatic stay applicable in bankruptcy cases, with the exception of the cases referenced in Note A(2) with respect to which the stay was lifted. In addition, at the request of SPHC and Bondex, the bankruptcy court has entered orders staying all claims against RPM International Inc. and its affiliates that are derivative of the asbestos claims against SPHC and Bondex.

Through the Chapter 11 proceedings, the filing entities are seeking to formulate a consensual plan of reorganization pursuant to Section 524(g) of the Bankruptcy Code. That contemplated plan of reorganization would establish a trust to which all present and future asbestos claims against the debtors would be channeled, and which would provide compensation to the asbestos claimants based upon factors set forth in trust distribution procedures provided for by the plan of reorganization. We would hope to have any channeling order issued by the bankruptcy court in connection with such a plan of reorganization also protect ourselves as well as other non-filing affiliates of the debtors, so that all future SPHC-related and Bondex-related asbestos claims must proceed against the trust and cannot be asserted against us or other non-filing affiliates. The ultimate ability to achieve such a consensual plan of reorganization on such terms, however, depends on numerous factors, and no assurance can be provided that such a plan of reorganization with these terms will, in fact, be achieved.

In January 2013, a hearing to estimate the aggregate current and future asbestos liabilities of the filing entities was conducted before Judge Judith K. Fitzgerald in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). In May 2013, the Bankruptcy Court issued an opinion estimating the current and future asbestos claims associated with Bondex and SPHC at approximately $1.17 billion. The estimation hearing represents one step in the legal process in helping to determine the appropriate amount of funding for a 524(g) asbestos trust. Bondex and SPHC firmly believe that the ruling substantially overstates the amount of their liability and is not supported by the facts or the law. The debtors have filed an appeal of the decision and are seeking certification of the appeal directly to the United States Court of Appeals for the Third Circuit, thereby bypassing review by the United States District Court for the District of Delaware. We have also separately filed an appeal. The asbestos claimants and the future claims representative have moved to dismiss the appeals, arguing that the estimation order is not a final, appealable order. Bondex, SPHC and we believe that the order is final and appealable, and that, even if it were not, the appeal should be treated as a motion to appeal which should be granted. Assuming that the motion to dismiss the appeal is not granted, it is anticipated that the appeal process could take an additional two to three years. That time period could be shorter if the appeal is certified to and heard directly by the United States Court of Appeals for the Third Circuit.

Prior to the bankruptcy filing, the filing entities had litigated and, on many occasions, settled asbestos-related products liability claims brought against them. The debtors paid $92.6 million during the year ended May 31, 2010, prior to the bankruptcy filing, in connection with the litigation and settlement of asbestos claims, $42.6 million of which consisted of defense costs. With the exception of the appeal bonds described in Note A(2), no claims have been paid since the bankruptcy filing and it is not contemplated that any claims will be paid until a plan of reorganization is confirmed and an asbestos trust is established and operating.

Prior to the Chapter 11 bankruptcy filing, we recorded asbestos-related contingent liabilities that included estimations of future costs. Such estimates by their nature are subject to many uncertainties that may change over time, including (i) the ultimate number of claims filed; (ii) the amounts required to resolve both currently known and future unknown claims; (iii) the amount of insurance, if any, available to cover such claims, including the outcome of coverage litigation against the filing entities’ third-party insurers; (iv) future earnings and cash flow of the filing entities; (v) the impact of bankruptcies of other companies whose share of liability may be imposed on the filing entities under certain state liability laws; (vi) the unpredictable aspects of the litigation process including a changing trial docket and the jurisdictions in which trials are scheduled; (vii) the outcome of any such trials, including potential judgments or jury verdicts, as a result of the strategy of Bondex and SPHC to take selective cases to verdict; (viii) the lack of specific information in many cases concerning exposure to products for which Bondex, SPHC, or another of our subsidiaries is allegedly responsible, and the claimants’ alleged diseases resulting from such exposure; (ix) potential changes in applicable federal and/or state tort liability law; and (x) the potential impact of various proposed structured settlement transactions. All these factors may have a material effect upon future asbestos-related liability estimates.

As a result of their bankruptcy filing, SPHC and Bondex are precluded from paying dividends to shareholders and from making payments on any pre-bankruptcy filing accounts or notes payable that are due and owing to any other entity within the RPM group of companies (the “Pre-Petition Intercompany Payables”) or other pre-petition creditors during the pendency of the bankruptcy case, without the Bankruptcy Court’s approval. Moreover, no assurances can be given that any of the Pre-Petition Intercompany Payables will ever be paid or otherwise satisfied.

When SPHC emerges from the jurisdiction of the Bankruptcy Court, the subsequent accounting will be determined based upon the applicable circumstances and facts at such time, including the terms of any plan of reorganization.

SPHC has assessed its liquidity position as a result of the bankruptcy filing and believes that it can continue to fund its and its subsidiaries’ operating activities and meet its debt and capital requirements for the foreseeable future.

Historical Asbestos Liability Reserve—In fiscal 2006, management retained Crawford & Winiarski (“C&W”), an independent, third-party consulting firm with expertise in the area of asbestos valuation work, to assist it in calculating an estimate of Bondex’s liability for unasserted-potential-future-asbestos-related claims. C&W’s methodology to project Bondex’s liability for unasserted-potential-future-asbestos-related claims included an analysis of: (a) a widely accepted forecast of the population likely to have been exposed to asbestos; (b) epidemiological studies estimating the number of people likely to develop asbestos-related diseases; (c) the historical rate at which mesothelioma incidences resulted in the payment of claims by Bondex; (d) the historical settlement averages to value the projected number of future compensable mesothelioma claims; (e) the historical ratio of mesothelioma-related indemnity payments to non-mesothelioma indemnity payments; and (f) the historical defense costs and their relationship with total indemnity payments. Based upon the results of this analysis, Bondex recorded an accrued liability for asbestos claims through 2016 as of May 31, 2006 of $421.3 million. This amount was calculated on a pretax basis and was not discounted for the time value of money.

During the fiscal year ended May 31, 2008, the ten-year asbestos liability established as of May 31, 2006 was reviewed and evaluated. As part of that process, the credibility of epidemiological studies of Bondex’s mesothelioma claims, first introduced to management by C&W some two-and-one-half years earlier, was validated. At the core of the evaluation process, and the basis of C&W’s actuarial work on behalf of Bondex, is the Nicholson Study. The Nicholson Study is the most widely recognized reference in bankruptcy trust valuations, global settlement negotiations and the Congressional Budget Office’s work done on the proposed FAIR Act in 2006. Based on our ongoing comparison of the Nicholson Study projections and Bondex’s specific actual experience, which at that time continued to bear an extremely close correlation to the study’s projections, the asbestos liability projection was extended out to the year 2028. C&W assisted in calculating an estimate of our liability for unasserted-potential-future-asbestos-related claims out to 2028. C&W projected that the cost of extending the asbestos liability to 2028, coupled with an updated evaluation of Bondex’s current known claims to reflect its most recent actual experience, would be $288.1 million. Therefore, management added $288.1 million to the existing asbestos liability, which brought Bondex’s total asbestos-related balance sheet liabilities at May 31, 2008 to $559.7 million. On May 30, 2010, the day prior to the bankruptcy filing, Bondex had recorded an asbestos related product liability of $397.7 million.

As noted above, however, the Bankruptcy Court has now estimated the present and future asbestos-related liabilities of Bondex and SPHC at $1.17 billion, and that determination is the subject of pending appeals.